INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED APRIL 23, 2021 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 21, 2020 OF:
Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco Defensive Equity ETF (DEF)
(each, a “Fund”)
Each Fund has changed its classification from “non-diversified” to “diversified.” The disclosure in the Statement of Additional Information is updated as follows:
The first paragraph under the section titled “General Description of the Trust and the Funds” on page 1 is deleted in its entirety and replaced with the following:
The Trust was organized as a Delaware statutory trust on October 30, 2015 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of 44 Funds. This SAI contains information for the following 38 Funds: Invesco BulletShares 2021 Corporate Bond ETF, Invesco BulletShares 2022 Corporate Bond ETF, Invesco BulletShares 2023 Corporate Bond ETF, Invesco BulletShares 2024 Corporate Bond ETF, Invesco BulletShares 2025 Corporate Bond ETF, Invesco BulletShares 2026 Corporate Bond ETF, Invesco BulletShares 2027 Corporate Bond ETF, Invesco BulletShares 2028 Corporate Bond ETF and Invesco BulletShares 2029 Corporate Bond ETF (each, an “Investment Grade Corporate Bond Fund”), Invesco BulletShares 2021 High Yield Corporate Bond ETF, Invesco BulletShares 2022 High Yield Corporate Bond ETF, Invesco BulletShares 2023 High Yield Corporate Bond ETF, Invesco BulletShares 2024 High Yield Corporate Bond ETF, Invesco BulletShares 2025 High Yield Corporate Bond ETF, Invesco BulletShares 2026 High Yield Corporate Bond ETF and Invesco BulletShares 2027 High Yield Corporate Bond ETF (each, a “High Yield Corporate Bond Fund”), Invesco BulletShares 2021 Municipal Bond ETF, Invesco BulletShares 2022 Municipal Bond ETF, Invesco BulletShares 2023 Municipal Bond ETF, Invesco BulletShares 2024 Municipal Bond ETF, Invesco BulletShares 2025 Municipal Bond ETF, Invesco BulletShares 2026 Municipal Bond ETF, Invesco BulletShares 2027 Municipal Bond ETF, Invesco BulletShares 2028 Municipal Bond ETF and Invesco BulletShares 2029 Municipal Bond ETF (each, a “Municipal Bond Fund”), Invesco BulletShares 2021 USD Emerging Markets Debt ETF, Invesco BulletShares 2022 USD Emerging Markets Debt ETF, Invesco BulletShares 2023 USD Emerging Markets Debt ETF and Invesco BulletShares 2024 USD Emerging Markets Debt ETF (each, an “Emerging Markets Debt Fund”), Invesco Investment Grade Defensive ETF and Invesco Investment Grade Value ETF (each, a “Factor Fund”), and Invesco Defensive Equity ETF, Invesco RAFITM Strategic Developed ex-US ETF, Invesco RAFITM Strategic Emerging Markets ETF, Invesco RAFITM Strategic US ETF, Invesco RAFITM Strategic US Small Company ETF, Invesco Russell 1000® Dynamic Multifactor ETF and Invesco Russell 2000® Dynamic Multifactor ETF (each, an “Equity Fund”). Each Fund (except as indicated below) is classified as “non-diversified,” and as such, each such Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. Invesco BulletShares 2021 Corporate Bond ETF, Invesco BulletShares 2022 Corporate Bond ETF, Invesco BulletShares 2023 Corporate Bond ETF, Invesco BulletShares 2024 Corporate Bond ETF, Invesco BulletShares 2025 Corporate Bond ETF, Invesco BulletShares 2026 Corporate Bond ETF, Invesco BulletShares 2027 Corporate Bond ETF, Invesco BulletShares 2022 High Yield Corporate Bond ETF, Invesco BulletShares

2023 High Yield Corporate Bond ETF, Invesco BulletShares 2024 High Yield Corporate Bond ETF, Invesco BulletShares 2025 High Yield Corporate Bond ETF and Invesco Defensive Equity ETF are classified as “diversified” for purposes of the 1940 Act. The shares of the Funds are referred to herein as “Shares.”
In addition and accordingly, each Fund is now subject to the following investment restrictions:
The Fund, as a fundamental policy, may not:
(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).
(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.
Please Retain This Supplement For Future Reference.
P-PS-SIFT-SOAI-SUP-1 042321